Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Detail) - Restricted share units [member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,752,592	1,752,592
Granted, Number | shares	469,079	469,079
In lieu of dividends, Number of RSUs | shares	20,283	20,283
Vested, Number | shares	(776,799)	(776,799)
Forfeited, Number | shares	(384,027)	(384,027)
Ending Balance, Number | shares	1,081,128	1,081,128
Opening Balance, Weighted average grant | $ / shares	$ 6.78
Granted, Weighted average grant | $ / shares	12.88
In lieu of dividends , Weighted average grant | $ / shares	12.81
Vested, Weighted average grant | $ / shares	12.34
Forfeited, Weighted average grant | $ / shares	7.98
Ending Balance, Weighted average grant | $ / shares	$ 5.12
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,030,387	1,030,387
Granted, Number | shares	439,731	439,731
In lieu of dividends, Number of RSUs | shares	15,037	15,037
Vested, Number | shares	(388,910)	(388,910)
Forfeited, Number | shares	(100,087)	(100,087)
Ending Balance, Number | shares	996,158	996,158
Opening Balance, Weighted average grant | $ / shares		$ 6.12
Granted, Weighted average grant | $ / shares		9.46
In lieu of dividends , Weighted average grant | $ / shares		9.24
Vested, Weighted average grant | $ / shares		9.42
Forfeited, Weighted average grant | $ / shares		6.12
Ending Balance, Weighted average grant | $ / shares		$ 6.36